Rule 497(e)
File Nos. 333-01153 and 811-07549

SCHWAB SELECT ANNUITY®

SUPPLEMENT dated July 3, 2014
to the Prospectus
dated May 1, 2012
for the Variable Annuity-1 Series Account
of Great-West Life & Annuity Insurance Company

Effective immediately, the description and investment object for the Delaware VIP Smid Cap Growth Series on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

“Delaware VIP Smid Cap Growth Series-Standard Class Shares seeks long-term capital appreciation. Sub-advised by Jackson Square Partners, LLC of San Francisco, CA.”

* * * * *

Effective August 11, 2014, the “DWS Funds” will become known as the “Deutsche Funds” and the following name changes will occur in the Prospectus:

Old Name	New Name

DWS Variable Series I	Deutsche Variable Series I
DWS Capital Growth VIP	Deutsche Capital Growth VIP
DWS Core Equity VIP	Deutsche Core Equity VIP

DWS Variable Series II	Deutsche Variable Series II
DWS Large Cap Value VIP	Deutsche Large Cap Value VIP
DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP

DWS Investments VIT Funds	Deutsche Investments VIT Funds
DWS Small Cap Index VIP	Deutsche Small Cap Index VIP

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated May 1, 2012. Please keep this supplement for future reference.